Non-controlling interest	12 Months Ended
Dec. 31, 2018
Disclosure Of Non Controlling Interest [Abstract]
Non-controlling interest
14	Non-controlling interest

Set out below is the summarized financial information of our subsidiary Corona which has a material non-controlling interest (note 2(b)). The information below is before intercompany eliminations and after fair value adjustments on acquisition of the entity.

Summarized balance sheet

	December 31,	December 31,
	2018	2017
	$	$
Current
Assets	78,207	67,867
Liabilities	(36,622)	(39,466)
Total current net assets	41,585	28,401

Non-current
Assets	162,733	155,259
Liabilities	(37,519)	(39,404)
Total non-current net assets	125,214	115,855
Net assets	166,799	144,256

Summarized income statement

	For the year ended December 31,
	2018	2017
	$	$

Revenue	168,657	154,153
Income before income tax	62,735	30,855
Income tax expense	(24,047)	(10,014)
Total income	38,688	20,841
Total income attributable to non-controlling interests	7,026	3,785
Dividends paid to non-controlling interests	(2,883)	(3,372)

Summarized cash flows

	For the year ended December 31,
	2018	2017
	$	$

Cash flows from operating activities
Cash generated from operating activities	83,178	76,269
Net changes in non cash working capital items	875	(3,968)
Decomissioning liabilities settled	(1,293)	(1,423)
Income taxes paid	(29,529)	(15,994)
Net cash generated from operating activities	53,231	54,884
Net cash used in investing activities	(25,243)	(18,740)
Net cash used in financing activities	(29,963)	(53,126)
Effect of foreign exchange rate changes on cash and cash equivalents	(35)	13
Decrease in cash and cash equivalents	(2,010)	(16,969)
Cash and cash equivalents, beginning of period	19,908	36,877
Cash and cash equivalents, end of period	17,898	19,908